united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Dawn Dennis

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 3/31/17

Item 1. Schedule of Investments.

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Value
	COMMON STOCK - 99.4%
	AEROSPACE/DEFENSE - 5.0%
18,563	Rockwell Collins, Inc.	$ 1,803,581

	AGRICULTURE- 20.4%
25,552	Altria Group, Inc.	1,824,924
37,412	Archer-Daniels-Midland Co.	1,722,449
30,587	British American Tobacco PLC - ADR	2,028,530
23,594	Bunge Ltd.	1,870,060
		7,445,963
	BEVERAGES - 5.2%
16,573	Diageo PLC - ADR	1,915,507

	COSMETICS/PERSONAL CARE-12.3%
156,669	Avon Products, Inc.*	689,344
52,129	Inter Parfums, Inc.	1,905,315
22,347	The Estee Lauder Cosmetics, Inc.	1,894,802
		4,489,461
	ELECTRIC - 4.8%
27,001	MGE Energy, Inc.	1,755,065

	FOOD - 4.6%
86,708	Flowers Food, Inc.	1,683,002

	GAS - 10.2%
22,616	Southwest Gas Holdings, Inc.	1,875,093
37,682	UGI Corp.	1,861,491
		3,736,584
	HEALTHCARE-PRODUCTS - 19.6%
14,068	Aetna, Inc.	1,794,373
34,385	Baxter International, Inc.	1,783,206
20,508	HCA Holdings, Inc.*	1,825,007
10,704	United Health Group, Inc.	1,755,563
		7,158,149
	PHARMACEUTICALS - 5.1%
16,186	Bayer AG - ADR	1,866,570

	PIPELINES - 4.9%
38,299	Trans Canada Corp.	1,767,499

	TELECOMMUNICATIONS - 7.3%
68,169	Century Link, Inc.	1,606,743
87,779	Spark New Zealand Ltd. - ADR	1,073,098
		2,679,841

	TOTAL COMMON STOCK (Cost - $34,560,439)	36,301,222

	TOTAL INVESTMENTS - 99.4% (Cost - $34,560,439) (a)	$ 36,301,222
	OTHER ASSETS LESS LIABILITIES - 0.6%	231,130
	NET ASSETS - 100.0%	$ 36,532,352

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

ADR - American Depositary Receipt
PLC - Public Limited Company
* Non-income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,692,143 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,110,703
	Unrealized depreciation:	(501,624)
	Net unrealized appreciation:	$ 1,609,079

AmericaFirst Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 53.9%
	AEROSPACE/DEFENSE - 2.5%
1,330	Lockheed Martin Corp.	$ 355,908

	ELECTRIC - 7.7%
4,332	Duke Energy Corp.	355,267
4,693	Edison International	373,610
8,289	Xcel Energy, Inc.	368,446
		1,097,323
	FOOD - 7.0%
4,590	Kellogg Co.	333,280
2,611	The JM Smucker Co.	342,250
6,159	Sysco Corp.	319,775
		995,305
	GAS - 7.7%
4,517	Atmos Energy Corp.	356,798
6,510	Vectren Corp.	381,551
4,437	WGL Holdings, Inc.	366,186
		1,104,535
	HEALTHCARE-SERVICES - 2.4%
8,094	HealthSouth Corp.	346,504

	INVESTMENT COMPANIES - 2.5%
20,505	Ares Capital Corp.	356,377

	PHARMACEUTICALS - 5.0%
2,907	Johnson & Johnson	362,067
5,598	Merck & Co., Inc.	355,697
		717,764
	RETAIL - 8.8%
9,558	Macy's, Inc.	283,299
2,815	McDonald's Corp.	364,852
4,628	Target Corp.	255,419
4,905	Wal-Mart Stores, Inc.	353,553
		1,257,123
	TELECOMMUNICATIONS - 7.3%
7,746	BCE, Inc.	342,915
4,028	Motorola Solutions, Inc.	347,294
28,582	Spark New Zealand Ltd. - ADR	349,415
		1,039,624
	TOYS/GAMES/HOBBIES - 3.0%
4,220	Hasbro, Inc.	421,240

	TOTAL COMMON STOCK (Cost - $7,460,278)	7,691,703

AmericaFirst Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Value

	REAL ESTATE INVESTMENT TRUSTS - 7.6%
18,131	AGNC Investment Corp.	$ 360,626
43,389	MFA Financial Inc.	350,583
38,131	Two Harbors Investment Corp.	365,676

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $1,024,769)	1,076,885

Principal
	BONDS & NOTES - 35.7%
	AGRICULTURE - 2.1%
$ 350,000	Alliance One International, Inc., 9.875%, 7/15/21	304,063

	BANKS - 2.7%
400,000	Deutsch Bank AG 7.500% 12/29/49	390,500

	COMMERCIAL SERVICES - 2.5%
400,000	Rent-A-Center, Inc., 6.625%, 11/15/20	356,000

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
315,000	Navient Corp., 5.500%, 1/15/19	327,128

	ELECTRIC - 2.9%
400,000	NRG Energy, Inc., 6.625%, 3/15/23	411,250

	ENTERTAINMENT - 5.2%
300,000	AMC Entertainment Holdings, Inc., 5.750%, 6/15/25	308,250
400,000	Scientific Games International, Inc. 10.000% 12/1/22	428,000
		736,250
	HEALTHCARE-SERVICES - 4.3%
300,000	Select Medical Corp., 6.375%, 6/1/21	304,500
300,000	Tenet Healthcare Corp., 8.125%, 4/1/22	314,625
		619,125
	HOLDING COMPANIES-DIVERSIFIED - 2.2%
300,000	Leucadia National Corp., 5.500%, 10/18/23	319,889

	RETAIL - 2.1%
300,000	QVC, Inc., 4.375%, 3/15/23	301,254

	TELECOMMUNICATIONS - 9.4%
340,000	Frontier Communications Corp., 9.000%, 8/15/31	294,100
300,000	Frontier Communications Corp., 11.000%, 9/15/25	293,250
370,000	Sprint Corp., 7.250%, 9/15/21	400,340
340,000	Windstream Services LLC, 7.750%, 10/15/20	346,800
		1,334,490

	TOTAL BONDS & NOTES (Cost - $4,810,543)	5,099,949

AmericaFirst Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares			Value
SHORT-TERM INVESTMENTS - 1.2%
MONEY MARKET FUND - 1.2%
176,447	Federated Prime Obligations Fund, Institutional Shares - 0.88% **		$ 176,482
TOTAL SHORT-TERM INVESTMENTS ( Cost - $176,478)

	TOTAL INVESTMENTS - 98.4% (Cost - $13,472,068) (a)		$ 14,045,019
	OTHER ASSETS LESS LIABILITIES - 1.6%		227,932
	NET ASSETS - 100.0%		$ 14,272,951

ADR - American Depositary Receipt
LLC - Limited Liability Company
** The rate shown represents the rate at March 31, 2017 and is subject to change daily.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,470,243 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 779,198
		Unrealized depreciation:	(204,422)
		Net unrealized appreciation:	$ 574,776

AmericaFirst Tactical Alpha Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Value
	COMMON STOCK - 97.8%
	AEROSPACE/DEFENSE - 2.3%
4,079	Kaman Corp.	$ 196,322

	AIRLINES - 9.0%
1,121	Allegiant Travel Co.	179,640
3,317	American Airlines Group, Inc.	140,309
2,735	Hawaiian Holdings, Inc.*	127,041
6,859	JetBlue Airways Corp.*	141,364
3,073	Southwest Airlines Co.	165,205
		753,559
	AUTO MANUFACTURERS - 2.1%
1,602	Toyota Motor Corp. - ADR	174,009

	BANKS - 1.9%
1,759	Cullen/Frost Bankers, Inc.	156,498

	BEVERAGES - 4.5%
4,298	The Coca Cola Co.	182,407
1,723	Diageo PLC - ADR	199,144
		381,551
	CHEMICALS - 13.7%
2,693	Celanese Corp.	241,966
1,320	Eastman Chemical Co.	106,656
4,083	Innophos Holdings, Inc.	220,360
2,186	LyondellBasell Industries NV	199,341
2,040	Terra Nitrogen Co. LP	200,410
56,634	Valhi, Inc.	185,760
		1,154,493
	COMMERCIAL SERVICES - 1.9%
3,778	ICF International, Inc.*	156,031

	DIVERSIFIED FINANCIAL SERVICES - 6.1%
4,361	E*TRADE Financial Corp.*	152,155
2,204	Raymond James Financial, Inc.	168,077
6,139	Invesco Ltd.	188,038
		508,270
	ELECTRIC - 2.7%
6,025	PNM Resources, Inc.	222,925

	ENTERTAINMENT - 1.0%
5,632	Caesars Acquisition Co.*	86,733

	FOOD - 6.4%
2,448	Kellogg Co.	177,749
45	Seaboard Corp.	187,626
2,935	Fresh Del Monte Produce, Inc.	173,840
		539,215
	FOREST PRODUCTS AND PAPER - 2.3%
4,657	Schweitzer-Mauduit International, Inc.	192,893

AmericaFirst Tactical Alpha Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Value

	HEALTHCARE-SERVICES - 2.9%
2,750	HCA Holdings, Inc.*	$ 244,723

	INSURANCE - 3.6%
2,295	Lincoln National Corp.	150,208
3,254	Loews Corp.	152,190
		302,398
	MACHINERY-CONSTRUCTION & MINING - 2.4%
2,189	Caterpillar, Inc.	203,052

	MACHINERY-DIVERSIFIED - 4.8%
5,444	Chart Industries, Inc.*	190,213
1,977	Deere & Co.	215,216
		405,429
	METAL FABRICATE/HARDWARE - 2.1%
14,849	Mueller Water Products, Inc.	175,515

	MISCELLANEOUS MANUFACTURING - 2.4%
2,771	Eaton Corp. PLC	205,470

	OIL & GAS - 9.0%
4,997	BP PLC - ADR	172,496
1,303	Chevron Corp.	139,903
1,223	CNOOC Ltd. - ADR	146,515
3,019	TOTAL SA - ADR	152,218
2,181	Valero Energy Corp.	144,578
		755,710
	PACKAGING & CONTAINERS - 2.4%
4,134	Bermis Co., Inc	201,987

	PHARMACEUTICALS - 2.3%
2,951	Express Scripts Holding Co.*	194,500

	PIPELINES - 4.9%
3,067	Buckeye Partners LP	210,274
6,293	Plains All American Pipeline LP	198,922
		409,196
	RETAIL - 7.1%
11,314	Bloomin' Brands, Inc.	223,225
2,697	DineEquity, Inc.	146,771
2,226	MSC Industrial Direct Co., Inc.	228,744
		598,740

	TOTAL COMMON STOCK (Cost - $8,411,664)	8,219,219

AmericaFirst Tactical Alpha Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares			Value
SHORT-TERM INVESTMENTS - 1.0%
MONEY MARKET FUND - 1.0%
85,570	Federated Prime Obligations Fund, Institutional Shares - 0.88% **		$ 85,587
TOTAL SHORT-TERM INVESTMENTS (Cost - $85,587)

	TOTAL INVESTMENTS - 98.8% (Cost - $8,497,251) (a)		$ 8,304,806
	OTHER ASSETS LESS LIABILITIES - 1.2%		99,162
	NET ASSETS - 100.0%		$ 8,403,968

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
* Non-income producing security.
** The rate shown represents the rate at March 31, 2017 and is subject to change daily.
(a) Represent cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,518,616 and differs from market value by new unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 220,310
		Unrealized depreciation:	(434,120)
		Net unrealized depreciation:	$ (213,810)

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Value
	COMMON STOCK - 91.7%
	AEROSPACE/DEFENSE - 3.0%
1,767	Lockheed Martin Corp.	$ 472,849

	AGRICULTURE - 2.8%
9,688	Archer-Daniels-Midland Co.	446,035

	AIRLINES - 0.6%
80,929	American Airlines Group, Inc.*	94,687

	BUILDING MATERIALS - 3.1%
2,912	Lennox International, Inc.	487,178

	CHEMICALS - 7.9%
3,760	Celanese Corp.	337,836
3,937	Eastman Chemical Co.	318,110
5,702	Innophos Holdings, Inc.	307,737
2,848	Terra Nitrogen Co. LP	279,787
		1,243,470
	COMMERCIAL SERVICES - 1.5%
5,515	ICF International, Inc.*	227,769

	ELECTRIC - 4.0%
9,092	Hawaiian Electic Industries, Inc.	302,854
8,795	PNM Resources, Inc.	325,415
		628,269
	ELECTRONICS - 3.3%
31,077	Flex Ltd.*	522,094

	FOOD - 12.1%
6,099	Kelogg Co.	442,848
23,067	Pilgrim's Pride Corp.	519,123
4,646	Sanderson Farms, Inc.	482,441
112	Seaboard Corp.	466,980
		1,911,392
	FOREST PRODUCTS & PAPER - 1.7%
6,503	Schweitzer-Mauduit International, Inc.	269,354

	GAS - 8.2%
6,003	Atmos Energy Corp.	474,177
4,425	Sempra Energy	488,962
3,940	WGL Holdings, Inc.	325,168
		1,288,307
	INSURANCE - 5.8%
6,414	Aflac, Inc.	464,502
9,481	Loews Corp.	443,426
		907,928
	PHARMACEUTICALS - 11.5%
25,616	Endo International PLC*	285,875
3,863	Johnson & Johnson	481,137
4,015	Jazz Pharmaceuticals PLC*	582,697
6,145	Novartis AG - ADR	456,389
		1,806,098

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares			Value
	PIPELINES - 2.8%
7,409	Western Gas Partners LP		$ 447,874

	RETAIL - 11.2%
8,031	Copart, Inc.*		497,360
6,151	Target Corp.		339,474
6,518	Wal-Mar Stores, Inc.		469,817
7,080	Yum! Brands, Inc.		452,412
			1,759,063
	TELECOMMUNICATIONS- 8.6%
10,402	AT&T, Inc.		432,203
10,295	BCE, Inc.		455,760
5,353	Motrola Solutions, Inc.		461,536
			1,349,499
	TOYS'GAMES/HOBBIES - 3.6%
5,608	Hasbro, Inc.		559,791

	TOTAL COMMON STOCK (Cost - $14,602,476)		14,421,657

	REAL ESTATE INVESTMENT TRUSTS - 6.1%
24,098	AGNC Investment Corp.		479,309
50,680	Two Harbors Investment Corp.		486,021

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $908,403)		965,330

	TOTAL INVESTMENTS - 97.8% (Cost - $15,510,879) (a)		$ 15,386,987
	OTHER ASSETS LESS LIABILITIES - 2.2%		341,372
	NET ASSETS - 100.0%		$ 15,728,359

ADR - American Depositary Receipt.
LP - Limited Partnership.
PLC - Public Limited Company.
* Non-income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,303,014 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 827,577
		Unrealized depreciation:	(1,743,604)
		Net unrealized depreciation:	$ (916,027)

AmericaFirst Seasonal Rotation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Value
	COMMON STOCK - 95.2%
	AEROSPACE/DEFENSE - 3.9%
5,808	Spirit AeroSystems Holdings, Inc.	$ 336,399

	APPAREL - 3.5%
7,840	Michael Kors Holdings Ltd.*	298,782

	BUILDING MATERIALS - 4.2%
5,876	Owens Corning	360,610

	CHEMICALS - 11.9%
3,769	Celanese Corp.	338,645
5,375	The Dow Chemical Co.	341,527
4,139	Eastman Chemical Co.	334,431
		1,014,603
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
8,850	Air Lease Corp.	342,937

	ENGINEERING & CONSTRUCTION - 3.6%
9,851	Chicago Bridge & Iron Co. NV	302,918

	HEALTHCARE-SERVICES 12.2%
2,665	Aetna, Inc.	339,921
3,954	HCA Holdings, Inc.*	351,866
8,255	HealthSouth Corp.	353,397
		1,045,184
	HOME BUILDERS - 12.5%
10,920	DR Horton, Inc.	363,745
9,327	Meritage Homes Corp.*	343,234
15,280	PulteGroup, Inc.	359,844
		1,066,823
	IRON/STEEL - 3.9%
9,683	Steel Dynamics, Inc.	336,581

	LEISURE TIME - 4.0%
3,436	Royal Caribbean Cruises Ltd.	337,106

	LODGING - 8.3%
17,130	ILG, Inc.	359,045
4,088	Wyndham Worldwide Corp.	344,578
		703,623
	MACHINERY-DIVERSIFIED - 3.7%
2,100	Cummins, Inc.	317,520

	MISCELLANEOUS MANUFACTURER - 7.6%
4,349	Crane Co.	325,436
4,826	Trinseo SA	323,825
		649,261

AmericaFirst Seasonal Rotation Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017
Shares			Value
	PHARMACEUTICALS - 3.6%
4,690	Express Scripts Holding Co.*		$ 309,118

	SEMICONDUCTORS - 8.3%
3,767	KLA-Tencor Corp.		358,129
2,753	Lam Research Corp.		353,375
			711,504

	TOTAL COMMON STOCK (Cost - $7,475,789)		8,132,969

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUND - 4.0%
338,193	Federated Prime Obligations Fund, Institutional Shares - 0.88% **		338,260
	TOTAL SHORT-TERM INVESTMENTS (Cost - $338,199)

	TOTAL INVESTMENTS - 99.2% (Cost - $7,813,988) (a)		$ 8,471,229
	OTHER ASSETS LESS LIABILITIES - 0.8%		71,107
	NET ASSETS - 100.0%		$ 8,542,336

* Non-income producing security
** The rate shown represents the rate at March 31, 2017 and is subject to change daily.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,813,988 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 754,580
		Unrealized depreciation:	(97,339)
		Net unrealized appreciation	$ 657,241

AmericaFirst Large Cap Share Buyback Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 98.4%
	AEROSPACE/DEFENSE - 8.2%
285	The Boeing Co.	$ 50,405
181	Lockheed Martin Corp.	48,436
		98,841
	AIRLINES - 7.5%
865	Southwest Airlines Co.	46,502
621	United Continental Holdings Ltd.*	43,867
		90,369
	AUTO PARTS & EQUIPMENT - 4.1%
349	Lear Corp.	49,411

	BANKS - 3.6%
1,711	Fifth Third Bancorp.	43,459

	BEVERAGES - 3.9%
1,008	Brown-Forman Corp.	46,549

	COMPUTERS - 4.4%
522	Check Point Software Technologies Ltd.*	53,589

	DISTRIBUTION/WHOLESALE - 3.8%
197	WW Grainger, Inc.	45,854

	ELECTRONICS - 8.0%
102	Mettler-Toledo International, Inc.*	48,849
925	Garmin Ltd.	47,277
		96,126
	HEALTHCARE-SERVICES - 4.4%
591	HCA Holdings, Inc.*	52,593

	INSURANCE - 23.5%
669	Aflac, Inc.	48,449
589	The Allstate Corp.	47,998
1,003	Loews Corp.	46,910
376	The Travelers Cos., Inc.	45,323
203	Everest Re Group Ltd.	47,463
1,171	XL Group Ltd.	46,676
		282,819
	INTERNET - 4.2%
587	VeriSign, Inc.*	51,134

	RETAIL - 14.5%
59	AutoZone, Inc.*	42,660
375	McDonald's Corp.	48,604
672	Target Corp.	37,088
720	Yum! Brands, Inc.	46,008
		174,360

AmericaFirst Large Cap Share Buyback Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Shares			Value
	SOFTWARE - 4.1%
427	Fiserv, Inc.*		$ 49,237

	TELECOMMUNICATIONS - 4.2%
581	Motorola Solutions, Inc.		50,094

	TOTAL COMMON STOCK (Cost - $1,181,503)		1,184,435

	TOTAL INVESTMENTS - 98.4% (Cost - $1,181,503) (a)		$ 1,184,435
	OTHER ASSETS LESS LIABILITIES - 1.6%		18,861
	NET ASSETS - 100.0%		$ 1,203,296

* Non-income producing security
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,181,503 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 20,513
		Unrealized depreciation:	(17,581)
		Net unrealized appreciation	$ 2,932

AmericaFirst Quantitative Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2017

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investmentts or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange-Traded Funds – The Portfolios may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

AmericaFirst Quantitative Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017
The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Funds' assets and liabilities measured at fair value:

AmericaFirst Defensive Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 36,301,222	$ -	$ -	$ 36,301,222
Total	$ 36,301,222	$ -	$ -	$ 36,301,222

AmericaFirst Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,691,703	$ -	$ -	$ 7,691,703
Real Estate Investmen Trusts	1,076,885	-	-	1,076,885
Bonds & Notes	-	5,099,949	-	5,099,949
Short-Term Investments	176,482	-	-	176,482
Total	$ 8,945,070	$ 5,099,949	$ -	$ 14,045,019

AmericaFirst Tactical Alpha Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,219,219	$ -	$ -	$ 8,219,219
Short-Term Investments	85,587	-	-	85,587
Total	$ 8,304,806	$ -	$ -	$ 8,304,806

AmericaFirst Quantitative Strategies Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 14,326,970	$ 94,687	$ -	$ 14,421,657
Real Estate Investment Trusts	965,330	-	-	965,330
Total	$ 15,292,300	$ 94,687	$ -	$ 15,386,987

AmericaFirst Seasonal Rotation Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,132,969	$ -	$ -	$ 8,132,969
Short Term Investments	338,260	-	-	338,260
Total	$ 8,471,229	$ -	$ -	$ 8,471,229

AmericaFirst Large Cap Share Buyback Fund
Assets*
Common Stock	$ 1,184,435	$ -	$ -	$ 1,184,435
Total	$ 1,184,435	$ -	$ -	$ 1,184,435

The Funds did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and Level 2 for the Funds during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*See Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmericaFirst Quantitative Funds

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 5/18/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 5/18/17

By (Signature and Title)

*/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 5/18/17